COMMON SHARES AND TREASURY SHARES - Treasury shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
COMMON SHARES AND TREASURY SHARES
Number of treasury shares, beginning of period	493,371	493,371	312,900
Additions	0	0	180,500
Number of treasury shares, end of period	493,371	493,371	493,371